Shareholder Report, Average Annual Return (Details) 190589_Bahl - Gaynor Small-Mid Cap Income Growth ETF_TF_TSR Annual {TF}	12 Months Ended	52 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Bahl & Gaynor Small/Mid Cap Income Growth ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bahl & Gaynor Small/Mid Cap Income Growth ETF NAV
Average Annual Return, Percent	0.89%	5.16%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.88%	11.78%
Russell 2500 Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Total Return
Average Annual Return, Percent	11.91%	4.68%